Nature of business and organization - Consolidated financial statements reflect the activities of Bit Origin (Details)	Jun. 30, 2023
SonicHash Canada | SonicHash Canada
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
SonicHash Singapore | SonicHash Singapore
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
SonicHash US | SonicHash US
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai BVI | Xiangtai BVI
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai HK | Xiangtai BVI
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai WFOE | Xiangtai HK
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Guangan Yongpeng | Xiangtai WFOE
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
CQ Pengmei | Xiangtai WFOE
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
JMC | Xiangtai WFOE
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Silanchi | Silanchi
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Haochuangge | Silanchi
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Gangyixing WFOE | Haochuangge
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%